Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 240	$ 61
Accounts receivable, net	156	102
Contract assets	743	672
Inventories	205	247
Related party note receivable	0	115
Prepaid expenses	23	33
Other current assets	22	33
Total current assets	1,389	1,263
Noncurrent assets:
Property plant and equipment, net	364	355
Intangible assets, net	52	60
Goodwill	1,071	1,057
Deferred tax assets	56	87
Other noncurrent assets	137	134
Total noncurrent assets	1,680	1,693
Total assets	3,069	2,956
Current liabilities:
Short-term borrowings and current portion of long-term debt	41	53
Accounts payable	479	478
Contract liabilities	174	177
Other current liabilities	295	267
Total current liabilities	989	975
Noncurrent liabilities:
Long-term debt	352	374
Pension and other postretirement benefit plan liabilities	61	88
Other noncurrent liabilities	74	92
Total noncurrent liabilities	487	554
Shareholder's equity:
Preferred stock, $0.01 par value: 10,000,000 shares authorized; none issued	0	0
Common stock, $0.01 par value: 350,000,000 shares authorized; 210,445,073 shares issued and outstanding	2	2
Additional paid-in capital	4,632	4,632
Accumulated deficit	(2,983)	(3,137)
Accumulated other comprehensive loss	(58)	(70)
Total shareholder's equity	1,593	1,427
Total liabilities and shareholder's equity	$ 3,069	$ 2,956